BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Due to related parties (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	₺ 12,941	₺ 6,697
Dogan Yayinlari Yayincilik ve Yapimcilik Ticaret A.S. ("Dogan Yayincilik")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	10,814	2,641
D Gayrimenkul Yatirimlari ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	705	836
Dogan Portal ve Elektronik Ticaret A.S. ("Dogan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	58	651
Dogan Muzik Yapim ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties		537
Dogan Trend Otomotiv Tic. Hiz. Ve Tek. A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	201	530
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	₺ 1,163	₺ 1,502